FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Institutional Investment Manager Filing this Report:

Paragon Capital Management LLC
9200 Indian Creek Pkwy
Suite 230
Overland Park, KS  66210

Form 13F File Number:	02812132

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ward Williams
Title:	Principal
Phone:	913-451-2291

Signature, Place, and Date of Signing:


Ward Williams	Overland Park, KS		04/18/2011
Signature	City, State			Date

Report Type

13F Holdings Report

FORM 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers	None

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	163723

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ROYAL DUTCH SHELL A ADR        		ADR     780259206     272     3732   SH       Sole                   3732
ROYAL DUTCH SHELL B ADRF SPONS 		ADR     780259107     226     3079   SH       Sole                   3079
3M COMPANY                     		COM     88579y101     201     2151   SH       Sole                   2151
A T & T INC NEW                		COM     00206r102     883    28834   SH       Sole                  28834
ADOBE SYSTEMS INC              		COM     00724f101     935    28190   SH       Sole                  28190
APACHE CORP                    		COM     037411105    5924    45251   SH       Sole                  45251
APPLE INC                      		COM     037833100    1178     3379   SH       Sole                   3379
ARCH CAP GROUP LTD NEW F       		COM     G0450A105    5020    50611   SH       Sole                  50611
BERKSHIRE HATHAWAY CL B        		COM     084670207     512     6125   SH       Sole                   6125
C V S CAREMARK CORP            		COM     126650100    4577   133355   SH       Sole                 133355
CATERPILLAR INC                		COM     149123101     376     3380   SH       Sole                   3380
CHARLES & COLVARD LTD          		COM     159765956      38    10000   SH       Sole                  10000
CHEVRON CORPORATION            		COM     166764100    2602    24203   SH       Sole                  24203
CISCO SYSTEMS INC              		COM     17275r102     340    19829   SH       Sole                  19829
CNOOC LIMITED ADR F SPONSORED  		COM     126132109     491     1940   SH       Sole                   1940
COCA COLA CO                   		COM     191216100    5478    82570   SH       Sole                  82570
COMMERCE BANCSHARES INC        		COM     200525103    1378    34087   SH       Sole                  34087
CONOCOPHILLIPS                 		COM     20825c104    5156    64566   SH       Sole                  64566
COSTCO WHSL CORP NEW           		COM     22160k105    5551    75709   SH       Sole                  75709
EMERSON ELECTRIC CO            		COM     291011104    6148   105214   SH       Sole                 105214
EXXON MOBIL CORPORATION        		COM     30231g102    1930    22944   SH       Sole                  22944
FEDEX CORPORATION              		COM     31428X106    5731    61260   SH       Sole                  61260
FORD MTR CO DEL COM PAR $0.01  		COM     345370860     313    21000   SH       Sole                  21000
GAMESTOP CORP CL A NEW         		COM     36467W109    4228   187756   SH       Sole                 187756
GENERAL ELECTRIC COMPANY       		COM     369604103     512    25541   SH       Sole                  25541
HARRIS CORPORATION             		COM     413875105    4611    92973   SH       Sole                  92973
HELMERICH & PAYNE INC          		COM     423452101     365     5319   SH       Sole                   5319
ILLINOIS TOOL WORKS INC        		COM     452308109    4434    82531   SH       Sole                  82531
INTEL CORP                     		COM     458140100     257    12744   SH       Sole                  12744
J2 GLOBAL COMMUN NEW           		COM     49926e205    3143   106504   SH       Sole                 106504
JACOBS ENGINEERING GROUP       		COM     469814107    6108   118761   SH       Sole                 118761
JOHNSON & JOHNSON              		COM     478160104    5903    99634   SH       Sole                  99634
JPMORGAN CHASE & CO            		COM     46625h100     230     4991   SH       Sole                   4991
L-3 COMMUNICATIONS HLDGS       		COM     502424104    4243    54176   SH       Sole                  54176
MC DONALDS CORP                		COM     580135101    5769    75819   SH       Sole                  75819
MEAD JOHNSON NUTRI CO COM CL A 		COM     582839106     227     3922   SH       Sole                   3922
NIKE INC CLASS B               		COM     654106103    5076    67052   SH       Sole                  67052
PAYCHEX INC                    		COM     704326107    5761   183562   SH       Sole                 183562
PEPSICO INCORPORATED           		COM     713448108    5504    85448   SH       Sole                  85448
PROCTER & GAMBLE               		COM     742718109     905    14690   SH       Sole                  14690
QUALCOMM INC                   		COM     747525103    6185   112802   SH       Sole                 112802
SCHLUMBERGER LTD F             		COM     806857108    4062    43553   SH       Sole                  43553
SPRINT NEXTEL CORP             		COM     852061100     236    50936   SH       Sole                  50936
TARGET CORPORATION             		COM     87612e106    3359    67165   SH       Sole                  67165
TEVA PHARM INDS LTD ADRF SPONS 		COM     881624209    4714    93953   SH       Sole                  93953
TORTOISE EGY INFRASTRUCT       		COM     89147L100    3826    95197   SH       Sole                  95197
TORTOISE ENERGY CAPITAL        		COM     89147U100    2978   105539   SH       Sole                 105539
U M B FINANCIAL CORP           		COM     902788108     916    24504   SH       Sole                  24504
U S BANCORP DEL NEW            		COM     902973304     486    18380   SH       Sole                  18380
UNITED TECHNOLOGIES CORP       		COM     913017109     310     3658   SH       Sole                   3658
VALERO ENERGY CORP NEW COM     		COM     91913Y100    3199   107285   SH       Sole                 107285
VERIZON COMMUNICATIONS         		COM     92343v104     405    10519   SH       Sole                  10519
YUM BRANDS INC                 		COM     988498101     206     4000   SH       Sole                   4000
ISHARES MSCI EMRG MKT          		COM     464287234    1491    30626   SH       Sole                  30626
ISHARES RUSSELL 1000 VALUE IND 		COM     464287598     674     9813   SH       Sole                   9813
ISHARES TR MSCI EAFE INDEX     		COM     464287465    4638    77196   SH       Sole                  77196
ISHARES TR RUSSELL 1000 GROWTH 		COM     464287614    2006    33181   SH       Sole                  33181
ISHARES TR RUSSELL 1000 INDEX  		COM     464287622    4942    66897   SH       Sole                  66897
ISHARES TR RUSSELL 2000 INDEX  		COM     464287655    2224    26427   SH       Sole                  26427
ISHARES TR S&P SMALLCAP 600 IN 		COM     464287804    2017    27425   SH       Sole                  27425
SPDR S&P MIDCAP 400 ETF TRUST  		COM     595635953    2148    11965   SH       Sole                  11965